Shareholder Report, Line Graph (Details) 195794_Motley Fool Next Index ETF_TF_TSR Annual {TF} - USD ($)						12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Dec. 30, 2021	Aug. 31, 2026
Motley Fool Next Index ETF
Account Value [Line Items]
Line Graph and Table Measure Name						Motley Fool Next Index ETF (at NAV)
Accumulated Value	$ 10,757	$ 9,114	$ 7,904	$ 7,512	$ 10,000	$ 12,358
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 3000 Total Return Index
Accumulated Value	13,894	11,994	9,508	8,286	10,000	$ 16,687
Russell Midcap Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Russell Midcap Growth Total Return Index
Accumulated Value	12,687	10,035	8,428	7,458	10,000	$ 12,539
Motley Fool Next - Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Motley Fool Next - Total Return Index
Accumulated Value	$ 10,965	$ 9,240	$ 7,961	$ 7,528	$ 10,000	$ 12,656